Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Related Party Transaction [Line Items]
Payables	$ 3,891	$ 1,009		$ 3,891
Net expenses	2,384	1,144	$ 983
Receivables	207	178		207
Net income	184	119	157
Carlos Moreira
Related Party Transaction [Line Items]
Payables	1,441	460		1,441
John O'Hara
Related Party Transaction [Line Items]
Payables	529			529
Maria Pia Aqueveque Jabbaz
Related Party Transaction [Line Items]
Payables	14	10		14
Net expenses	78	116	34
Philippe Doubre
Related Party Transaction [Line Items]
Payables	18			18
Net expenses	109	39	63
David Fergusson
Related Party Transaction [Line Items]
Payables		10
Net expenses	429	61	68
Receivables	49			49
Jean Philippe Ladisa
Related Party Transaction [Line Items]
Payables	19	14		19
Net expenses	179	116	53
Philippe Monnier
Related Party Transaction [Line Items]
Payables	19			19
Net expenses	106
Peter Ward
Related Party Transaction [Line Items]
Payables	1,638	295		1,638
Net expenses				272
Ruma Bose
Related Party Transaction [Line Items]
Payables	13	11		13
Net expenses	97	33
Cristina Dolan
Related Party Transaction [Line Items]
Payables	13	10		13
Net expenses	163	76	67
Danil Kerimi
Related Party Transaction [Line Items]
Payables	13	6		13
Net expenses	105	8
Eric Pellaton
Related Party Transaction [Line Items]
Payables	13	10		13
Net expenses	165	76	87
Hans-Christian Boos
Related Party Transaction [Line Items]
Net expenses			158
Nicolas Ramseier
Related Party Transaction [Line Items]
Net expenses			1
OISTE
Related Party Transaction [Line Items]
Payables	83	104		83
Net expenses	309	321	252
Receivables	158	178		158
Net income	184	119	157
Terra Venetures Inc.
Related Party Transaction [Line Items]
Payables	31	31		31
GSP Holdings Ltd
Related Party Transaction [Line Items]
Payables	16	16		16
SAI LLC (SBT Ventures)
Related Party Transaction [Line Items]
Payables	31	32		$ 31
Related Parties of Carlos Moreira
Related Party Transaction [Line Items]
Net expenses	$ 372	$ 298	$ 200